SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes at fair value through profit or loss	£ 45	£ 47
Loans and advances securitised | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	34,584	42,545
Loans and advances securitised | Covered bond programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	34,960	39,131
Loans and advances securitised | Covered bond programmes | Residential mortgage-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	33,980	37,579
Loans and advances securitised | Covered bond programmes | Social housing loan-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	980	1,552
Loans and advances securitised | UK residential mortgages | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	23,984	25,815
Loans and advances securitised | Commercial loans | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	2,884	5,116
Loans and advances securitised | Credit card receivables | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	5,890	8,164
Loans and advances securitised | Motor vehicle finance | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	1,826	3,450
Notes in issue
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	28,458	37,194
Notes in issue | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	31,899	38,772
Notes in issue | Covered bond programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	24,077	29,918
Notes in issue | Covered bond programmes | Residential mortgage-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	23,477	29,318
Notes in issue | Covered bond programmes | Social housing loan-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	600	600
Notes in issue | UK residential mortgages | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	21,640	23,505
Notes in issue | Commercial loans | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	4,004	6,038
Notes in issue | Credit card receivables | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	4,340	5,767
Notes in issue | Motor vehicle finance | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	1,915	3,462
Notes in issue | Less held by the Group | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	27,418	31,396
Notes in issue | Less held by the Group | Covered bond programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	100	100
Notes in issue | Total securitisation programmes | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	4,481	7,376
Notes in issue | Total covered bond programmes | Covered bond programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	£ 23,977	£ 29,818